Document and Entity Information	Apr. 22, 2020
Cover [Abstract]
Entity Registrant Name	TD AMERITRADE HOLDING CORP
Amendment Flag	false
Entity Central Index Key	0001173431
Document Type	8-K
Document Period End Date	Apr. 22, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-35509
Entity Tax Identification Number	82-0543156
Entity Address, Address Line One	200 South 108th Avenue
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68154
City Area Code	(800)
Local Phone Number	669-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock - $0.01 par value
Trading Symbol	AMTD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false